SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Research and development expenses	$ 0		$ 2,859,644		$ 0	$ 5,200,219	$ 5,267,581	$ 373,112
Cash	119,593				119,593		1,065,945	962,540
Working capital	(5,947,134)				(5,947,134)		(3,002,259)	677,257
Net Loss	(1,294,362)	$ (4,817,521)	(5,526,486)	$ (4,447,915)	(6,111,883)	(9,974,398)	(15,882,195)	(2,702,602)
Advertising expenses					21,421	164,713	651,567	1,047,120
Net loss	$ 1,294,362	$ 4,817,521	$ 5,526,486	$ 4,447,915	$ 6,111,883	$ 9,974,398	15,882,195	2,702,602
Debt instrument, convertible, beneficial conversion feature							2,615,419
Offering costs							$ 0	$ 0
Income tax positions percentage description							greater than 50%